SCHEDULE OF ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES (Details) $ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Payables and Accruals [Abstract]
Accounts payable	$ 2,058	$ 2,663	$ 1,862
Payroll payable	724	938	668
Payable to other services	514	665	30
Deposits	5	6	6
Others	21	27	107
Total	$ 3,322	$ 4,299	$ 2,673